                                            ------------------------------------
                                            |           OMB APPROVAL           |
                                            |OMB Number:     3235-0006         |
                                            |Expires:    December 31, 2009     |
                                            |Estimated average burden          |
                                            |hours per form . . . . . . . 22.6 |
                                            ------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ------------------------------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -------------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -------------------------------------------
Phone:   312-265-9600
         -------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     2/13/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                   37
                                        --------------------

Form 13F Information Table Value Total:            $ 194,366
                                        --------------------
                                             (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

                                                        13F INFORMATION TABLE
                                                             12/31/2007

               COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                Voting Authority

               NAME OF           TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
                ISSUER             CLASS      CUSIP    (X $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
ALLION HEALTHCARE INC               COM      019615103      8,772  1,597,800  SH       SHARED-OTHER   1, 2           1,597,800
AMERICAN MED ALERT CORP             COM      027904101      4,978    708,165  SH       SHARED-OTHER   1, 2             708,165
BALDWIN TECHNOLOGY INC             CL A      058264102        709    150,286  SH       SHARED-OTHER   1, 2             150,286
BANCORP INC DEL                     COM      05969A105        377     28,000  SH       SHARED-OTHER   1, 2              28,000
BANCORP RHODE ISLAND INC            COM      059690107        974     28,542  SH       SHARED-OTHER   1, 2              28,542
BANNER CORP                         COM      06652V109        975     33,921  SH       SHARED-OTHER   1, 2              33,921
CARDINAL FINL CORP                  COM      14149F109      4,302    461,616  SH       SHARED-OTHER   1, 2             461,616
CASCADE MICROTECH INC               COM      147322101      6,492    637,074  SH       SHARED-OTHER   1, 2             637,074
COLLECTORS UNIVERSE INC           COM NEW    19421R200      1,244    101,160  SH       SHARED-OTHER   1, 2             101,160
DRUGSTORE COM INC                   COM      262241102     14,266  4,323,175  SH       SHARED-OTHER   1, 2           4,323,175
ELECTRONIC CLEARING HOUSE IN  COM PAR.01 NEW 285562500     16,180    974,110  SH       SHARED-OTHER   1, 2             974,110
EPIC BANCORP                        COM      294250105        348     31,407  SH       SHARED-OTHER     1               31,407
FIDELITY SOUTHN CORP NEW            COM      316394105        853     91,428  SH       SHARED-OTHER     1               91,428
FIRST MARINER BANCORP               COM      320795107        568    100,249  SH       SHARED-OTHER     1              100,249
FIRST REGL BANCORP                  COM      33615C101      3,965    209,909  SH       SHARED-OTHER   1, 2             209,909
FRANKLIN BK CORP DEL                COM      352451108        286     66,418  SH       SHARED-OTHER     1               66,418
GAMING PARTNERS INTL CORP           COM      36467A107      2,599    370,206  SH       SHARED-OTHER   1, 2             370,206
GOLDLEAF FINANCIAL SOLUTIONS      COM NEW    38144H208        209    131,740  SH       SHARED-OTHER   1, 2             131,740
HAWK CORP                          CL A      420089104     17,181    953,458  SH       SHARED-OTHER   1, 2             953,458
HF FINL CORP                        COM      404172108        154     10,179  SH       SHARED-OTHER     1               10,179
HUTTIG BLDG PRODS INC               COM      448451104      5,377  1,540,688  SH       SHARED-OTHER   1, 2           1,540,688
HYPERCOM CORP                       COM      44913M105     14,282  2,867,859  SH       SHARED-OTHER   1, 2           2,867,859
KELLWOOD CO                         COM      488044108      5,641    339,000  SH       SHARED-OTHER   1, 2             339,000
LINCOLN BANCORP IND                 COM      532879103        377     26,894  SH       SHARED-OTHER     1               26,894
LINCOLN EDL SVCS CORP               COM      533535100      6,282    426,757  SH       SHARED-OTHER   1, 2             426,757
MATRIXX INITIATIVES INC             COM      57685L105      2,105    151,340  SH       SHARED-OTHER   1, 2             151,340
NATIONAL MED HEALTH CARD SYS      COM NEW    636918302      9,149    968,120  SH       SHARED-OTHER   1, 2             968,120
NUTRACEUTICAL INTL CORP             COM      67060Y101      3,055    230,557  SH       SHARED-OTHER   1, 2             230,557
OLD SECOND BANCORP INC ILL          COM      680277100      2,098     78,300  SH       SHARED-OTHER     1               78,300
OPENTV CORP                        CL A      G67543101     15,804 11,972,644  SH       SHARED-OTHER   1, 2          11,972,644
PSYCHEMEDICS CORP                 COM NEW    744375205      5,500    342,650  SH       SHARED-OTHER   1, 2             342,650
RADYNE CORP                       COM NEW    750611402     14,890  1,618,427  SH       SHARED-OTHER   1, 2           1,618,427
SPANISH BROADCASTING SYS INC       CL A      846425882      7,398  3,999,029  SH       SHARED-OTHER   1, 2           3,999,029
TIB FINL CORP                       COM      872449103      1,160    136,196  SH       SHARED-OTHER     1              136,196
TIER TECHNOLOGIES INC              CL B      88650Q100      8,582  1,009,700  SH       SHARED-OTHER   1, 2           1,009,700
UTAH MED PRODS INC                  COM      917488108        454      8,782  SH       SHARED-OTHER   1, 2               8,782
VNUS MED TECHNOLOGIES INC           COM      928566108      6,780    466,931  SH       SHARED-OTHER   1, 2             466,931

 TOTAL                                                    194,366 37,192,717                                        37,192,717